Acquisitions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Cash paid for acquisitions, net of cash acquired		$ 4,960	$ 1,628	$ 390
Inari
Business Combination [Line Items]
Business acquisition, share price (in dollars per share)	$ 80
Aggregate purchase price of acquisitions	$ 4,810
Share-based awards, expense		$ 139
Various
Business Combination [Line Items]
Cash paid for acquisitions, net of cash acquired			1,628
Fair value of contingent consideration			400
Fair value of contingent milestone payments			$ 208